Governmental Loans - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) - 12 months ended Dec. 31, 2025 $ in Millions, $ in Millions		CAD ($)	USD ($)
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		$ 26.6
Movement in the period		(6.1)
Ending balance			$ 20.5
Federal AMF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	[1]	31.7
Movement in the period	[1]	(5.2)
Ending balance	[1]		26.5
Federal AMF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		(26.5)
Movement in the period		(3.0)
Ending balance			(29.5)
Federal AMF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		21.2
Movement in the period		2.1
Ending balance			23.3
Provincial MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			50.8
Movement in the period		(3.1)
Ending balance			47.7
Provincial MENDM Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	[1]		58.8
Movement in the period	[1]	(8.7)
Ending balance	[1]		50.1
Provincial MENDM Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			(26.4)
Movement in the period		3.1
Ending balance			(23.3)
Provincial MENDM Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			18.5
Movement in the period		2.5
Ending balance			21.0
Federal SIF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			9.9
Movement in the period		0.7
Ending balance			10.6
Federal SIF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	[1]		15.0
Movement in the period	[1]	0.0
Ending balance	[1]		15.0
Federal SIF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			(9.2)
Movement in the period		0.0
Ending balance			(9.2)
Federal SIF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			4.1
Movement in the period		0.7
Ending balance			4.8
Federal SIF Loan (EAF) [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			71.3
Movement in the period		11.8
Ending balance			83.1
Federal SIF Loan (EAF) [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	[1]		183.7
Movement in the period	[1]	16.3
Ending balance	[1]		200.0
Federal SIF Loan (EAF) [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			(120.3)
Movement in the period		(10.8)
Ending balance			(131.1)
Federal SIF Loan (EAF) [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			7.9
Movement in the period		$ 6.3
Ending balance			14.2
Federal LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			35.5
Ending balance			35.5
Federal LETL Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			66.2
Ending balance			66.2
Federal LETL Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			(31.0)
Ending balance			(31.0)
Federal LETL Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			0.3
Ending balance			0.3
Provincial LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			8.9
Ending balance			8.9
Provincial LETL Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			16.6
Ending balance			16.6
Provincial LETL Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			(7.8)
Ending balance			(7.8)
Provincial LETL Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			0.0
Movement in the period			0.1
Ending balance			0.1
Government Loans [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			158.6
Movement in the period			47.7
Ending balance			206.3
Government Loans [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	[1]		289.2
Movement in the period	[1]		85.2
Ending balance	[1]		374.4
Government Loans [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			(182.4)
Movement in the period			(49.5)
Ending balance			(231.9)
Government Loans [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance			51.7
Movement in the period			12.0
Ending balance			$ 63.7

[1]	Net of transaction costs and interest paid-in-kind for the Federal LETL Loan and Provincial LETL Loan.